Loans and Related Allowance for Loan Losses (Impaired Loans by Loan Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	$ 6,553	$ 8,049
Unpaid Principal Balance, Total	8,283	9,934
Related Allowance, Total	150	164
Commercial, Financial and Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	1	94
Impaired Loans with No Allowance: Unpaid Principal Balance	1	94
Recorded Investment, Total	1	94
Unpaid Principal Balance, Total	1	94
Real Estate - Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	2,264	2,017
Impaired Loans with No Allowance: Unpaid Principal Balance	2,357	2,142
Impaired Loans with Allowance: Recorded Investment		238
Impaired Loans with Allowance: Unpaid Principal Balance		238
Impaired Loans with Allowance: Related Allowance		26
Recorded Investment, Total	2,264	2,255
Unpaid Principal Balance, Total	2,357	2,380
Related Allowance, Total		26
Real Estate - Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	336	504
Impaired Loans with No Allowance: Unpaid Principal Balance	664	813
Impaired Loans with Allowance: Recorded Investment		1,478
Impaired Loans with Allowance: Unpaid Principal Balance		1,502
Impaired Loans with Allowance: Related Allowance		93
Recorded Investment, Total	336	1,982
Unpaid Principal Balance, Total	664	2,315
Related Allowance, Total		93
Real Estate - Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	3,056	3,353
Impaired Loans with No Allowance: Unpaid Principal Balance	4,324	4,751
Impaired Loans with Allowance: Recorded Investment	896	365
Impaired Loans with Allowance: Unpaid Principal Balance	937	394
Impaired Loans with Allowance: Related Allowance	150	45
Recorded Investment, Total	3,952	3,718
Unpaid Principal Balance, Total	5,261	5,145
Related Allowance, Total	$ 150	$ 45